Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 08, 2020
Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 08, 2020
Document Effective Date	May 08, 2020
Prospectus Date	Jun. 30, 2019
GMO Emerging Country Debt Fund | Class IV
Prospectus:
Trading Symbol	GMDFX
GMO Emerging Country Debt Fund | Class III
Prospectus:
Trading Symbol	GMCDX